Note 3. Pledged Assets and Long-term Debt: Schedule of Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Long-term Debt

	2015	2014
Notes payable - related party (David Kasmoch)	$200,000	$200,000
Pension withdrawal liability	408,031	389,389
Convertible debentures	365,000	455,000
Notes payable - equipment vendors	6,182	32,818
Note payable - related party (Ltd.)	0	44,480
Note payable - insurance	32,830	36,550
Convertible note payable, net of discount	43,575	0
	1,055,618	1,158,237
Less current maturities	1,055,618	831,583
	$0	$326,654